Basis of preparation	6 Months Ended
Dec. 31, 2018
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Basis of preparation
1.	Basis of preparation

This general purpose financial report for the half year ended 31 December 2018 is unaudited and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU), AASB 134 ‘Interim Financial Reporting’ as issued by the Australian Accounting Standards Board (AASB) and the Disclosure and Transparency Rules of the Financial Conduct Authority in the United Kingdom and the Australian Corporations Act 2001 as applicable to interim financial reporting.

The half year financial statements represent a ‘condensed set of financial statements’ as referred to in the UK Disclosure and Transparency Rules issued by the Financial Conduct Authority. Accordingly, they do not include all of the information required for a full annual report and are to be read in conjunction with the most recent annual financial report. The comparative figures for the financial year ended 30 June 2018 are not the statutory accounts of the Group for that financial year. Those accounts, which were prepared under IFRS, have been reported on by the Company’s auditor and delivered to the registrar of companies. The auditor has reported on those accounts; the report was unqualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and did not contain statements under Section 498 (2) or (3) of the UK Companies Act 2006.

The directors have made an assessment of the Group’s ability to continue as a going concern and consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial statements.

The half year financial statements have been prepared on a basis of accounting policies and methods of computation consistent with those applied in the 30 June 2018 annual financial statements contained within the Annual Report of the Group, with the exception of the following new accounting standards and interpretations which became effective from 1 July 2018:

•	IFRS 9/AASB 9 ‘Financial Instruments’ which replaces IAS 39/AASB 139 ‘Financial Instruments: Recognition and Measurement’;

•	IFRS 15/AASB 15 ‘Revenue from Contracts with Customers’ which replaces previous revenue requirements, including IAS 18/AASB 118 ‘Revenue’; and

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’.

Note 2 describes the impact of new accounting standards and interpretations. In addition to restatements arising from the application of the new accounting standards, the 31 December 2017 financial information has been restated for the effects of applying IFRS 5/AASB 5 ‘Non-current Assets Held for Sale and Discontinued Operations’ to the Petroleum business’s Onshore US operations comprising of Eagle Ford, Permian, Haynesville and Fayetteville assets.

While not applied in the current reporting period, IFRS 16/AASB 16 ‘Leases’ is effective from 1 January 2019 and is applicable for the Group from 1 July 2019.

Title of standard	Summary of impact on the financial statements
IFRS 16/AASB 16 ‘Leases’	The Group continues to progress its IFRS 16 implementation project, focusing on the review of new contractual arrangements, aggregation of data to support the measurement of leases on transition and implementation of changes to systems and processes.

The Group is actively monitoring developments in the generally accepted application of IFRS 16. Practice continues to develop in the identification of leases, particularly in mining services and logistics arrangements, and in their measurement, including the allocation of payments between lease and non-lease components. Work is ongoing to finalise the Group’s accounting policies and interpretations in these areas and the outcomes may impact the quantification of any transition adjustments recognised by the Group.

The Group expects to use the modified retrospective approach and the available practical expedients in measuring leases on transition, including not recognising low value or short term leases on balance sheet. The Group continues to assess the use of the grandfathering provisions to retain its existing lease classifications. Under the modified retrospective approach, the comparative periods will not be restated on transition.

There are a number of measurement differences between the existing leases standard and IFRS 16 that will impact the initial recognition of lease liabilities and right of use assets and their subsequent measurement. These differences include that:

•  payments under contracts will be allocated between lease and non-lease components;

•  the minimum lease payments, applying indexing levels at the reporting date, will be discounted over the expected lease term rather than the minimum term;

•  the lease liability will be re-measured periodically for changes in the expected term and indexation.

The transition impact of adopting IFRS 16 will reflect the final accounting policy determinations, the lease population at transition and variables such as interest and foreign exchange rates and any index levels which adjust the lease payments.

The Group is progressing the design and build of a lease accounting system, and initial training on the impacts of IFRS 16 has been developed and is being delivered to relevant teams, including accounting, reporting and supply.

The Group will disclose the impact on adoption in its 2019 Annual Report.

A number of other accounting standards and interpretations, along with revisions to the Conceptual Framework for Financial Reporting have been issued, and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date. These standards have not been applied in the preparation of these half year financial statements.

All amounts are expressed in US dollars unless otherwise stated. The Group’s presentation currency and the functional currency of the majority of its operations is US dollars as this is the principal currency of the economic environment in which it operates. Amounts in this financial information have, unless otherwise indicated, been rounded to the nearest million dollars.